FINANCIAL STATEMENTS

American Republic Variable Annuity Account
Year Ended December 31, 2004




















0409-0577930

                   American Republic Variable Annuity Account

                              Financial Statements

                          Year Ended December 31, 2004




                                    CONTENTS

Report of Independent Registered Public Accounting Firm........................1

Audited Financial Statements

Statements of Assets and Liabilities...........................................2
Statements of Operations.......................................................4
Statements of Changes in Net Assets............................................6
Notes to Financial Statements.................................................10












0409-0577930

                           [ERNST & YOUNG LETTERHEAD]



             Report of Independent Registered Public Accounting Firm

The Board of Directors and Contract Owners
American Republic Insurance Company

We have audited the accompanying statements of assets and liabilities of each of the divisions of American Republic Variable Annuity Account (the Account), comprising the Money Market, U.S. Government/High Grade Securities, Growth, Growth and Income, International, Global Bond, and Total Return Divisions, as of December 31, 2004, and the related statements of operations for the year then ended and changes in net assets for each of the two years in the period then ended. These financial statements are the responsibility of the Account's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. We were not engaged to perform an audit of the Account's internal control over financial reporting. Our audit included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Account's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2004 by correspondence with the mutual funds' transfer agent. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of each of the divisions constituting the American Republic Variable Annuity Account at December 31, 2004, and the results of their operations for the year then ended and the changes in their net assets for each of the two years in the period then ended, in conformity with U.S. generally accepted accounting principles.


                                                           /s/ Ernst & Young LLP

March 18, 2005


0409-0577930      A Member Practice of Ernst & Young Global                    1

                   American Republic Variable Annuity Account

                      Statements of Assets and Liabilities

                                December 31, 2004



                                                                  MONEY MARKET
                                                                    DIVISION
                                                             -------------------
                                                             -------------------
ASSETS
Investments in shares of mutual funds, at market                    $244,652

LIABILITIES                                                            -
                                                             -------------------
                                                             -------------------
Net Assets                                                          $244,652
                                                             ===================
                                                             ===================

NET ASSETS
Accumulation units                                                  $233,161
Contracts in annuitization period                                     11,491
                                                             -------------------
                                                             -------------------
Total net assets                                                    $244,652
                                                             ===================
                                                             ===================

Investments in shares of mutual funds, at cost                      $244,652
Shares of mutual fund owned                                          244,652

Accumulation units outstanding                                        15,162
Accumulation unit value                                           $    15.38

Annuitized units outstanding                                             747
Annuitized unit value                                             $    15.38

See accompanying notes.




2                                                                   0409-0577930

      U.S.
GOVERNMENT/HIGH
GRADE SECURITIES        GROWTH      GROWTH AND INCOME   INTERNATIONAL        GLOBAL            TOTAL
    DIVISION           DIVISION          DIVISION          DIVISION       BOND DIVISION   RETURN DIVISION
-----------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------

      $1,348,978       $4,557,360       $1,743,811        $1,330,983        $2,039,689        $2,865,332

               -                 -               -                 -                 -                 -
-----------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------
      $1,348,978        $4,557,360      $1,743,811        $1,330,983        $2,039,689        $2,865,332
===========================================================================================================
===========================================================================================================


      $1,332,703        $4,508,297      $1,682,912        $1,304,464        $1,964,313        $2,766,750
          16,275            49,063          60,899            26,519            75,376            98,582
-----------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------
      $1,348,978        $4,557,360      $1,743,811        $1,330,983        $2,039,689        $2,865,332
===========================================================================================================
===========================================================================================================

      $1,331,213        $3,888,836      $1,552,958       $   994,817        $1,739,462        $2,635,993
         109,852           249,036          72,417            87,220           149,647           151,285

          56,785           115,744          71,506            68,133            78,048            84,940
  $       23.47     $       38.95    $       23.54      $      19.15     $       25.17    $       32.57

             693             1,260           2,588             1,385             2,995             3,026
  $       23.47     $       38.95    $       23.54      $      19.15     $       25.17    $       32.57




0409-0577930                                                                   3

                   American Republic Variable Annuity Account

                            Statements of Operations

                          Year Ended December 31, 2004



                                                                 MONEY MARKET
                                                                   DIVISION
                                                             -------------------
                                                             -------------------
Income:
   Dividends                                                          $ 2,306
Expenses:
   Mortality and expense risk                                           4,850
                                                             -------------------
                                                             -------------------
Net investment income (loss)                                           (2,544)

Realized gain on investments:
   Realized gain on sales of fund shares                                -
   Realized capital gain distributions                                  -
                                                             -------------------
                                                             -------------------
Net realized gain on investments                                        -

Change in unrealized appreciation/depreciation of investments           -
                                                             -------------------
                                                             -------------------
Net increase (decrease) in net assets from operations                 $(2,544)
                                                             ===================

See accompanying notes.







4                                                                   0409-0577930

       U.S.
 GOVERNMENT/HIGH
 GRADE SECURITIES          GROWTH     GROWTH AND INCOME    INTERNATIONAL        GLOBAL            TOTAL
    DIVISION              DIVISION        DIVISION           DIVISION       BOND DIVISION   RETURN DIVISION
-----------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------

       $43,169    $               -      $  13,918        $    3,225         $130,974        $  66,135

        20,876              60,130          22,487            16,908           30,712           41,956
-----------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------
        22,293             (60,130)         (8,569)          (13,683)         100,262           24,179


           958              26,633          10,360            21,738           47,201           17,554
        43,411                   -               -                 -           45,857                -
-----------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------
        44,369              26,633          10,360            21,738           93,058           17,554

       (34,610)            579,199         158,580           174,373          (48,378)         169,554
-----------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------
       $32,052            $545,702        $160,371          $182,428         $144,942         $211,287
===========================================================================================================





0409-0577930                                                                   5

                   American Republic Variable Annuity Account

                       Statements of Changes in Net Assets


                                                                              MONEY MARKET DIVISION
                                                                       ------------------------------------
                                                                       ------------------------------------
                                                                             YEAR ENDED DECEMBER 31
                                                                             2004              2003
                                                                       ------------------------------------
                                                                       ------------------------------------
Increase (decrease) in net assets from operations:
   Net investment income (loss)                                             $   (2,544)      $   (4,808)
   Net realized gain (loss) on investments                                           -                -
   Change in unrealized appreciation/depreciation of investments
                                                                                     -                -
                                                                       ------------------------------------
                                                                       ------------------------------------
Net increase (decrease) in net assets from operations                           (2,544)          (4,808)

Contract transactions:
   Administrative charges                                                         (491)            (695)
   Contract distributions and terminations                                    (269,456)        (225,913)
   Transfer payments from (to) other divisions, including the fixed
     account                                                                    63,368          159,762
   Actuarial adjustment in reserves for currently payable annuity
     contracts                                                                  (4,957)         (31,977)
                                                                       ------------------------------------
                                                                       ------------------------------------
Net increase (decrease) in net assets from contract transactions              (211,536)         (98,823)
                                                                       ------------------------------------
                                                                       ------------------------------------
Total increase (decrease) in net assets                                       (214,080)        (103,631)

Net assets at beginning of year                                                458,732          562,363
                                                                       ------------------------------------
                                                                       ------------------------------------
Net assets at end of year                                                     $244,652         $458,732
                                                                       ====================================

See accompanying notes.




6                                                                   0409-0577930


           U.S. GOVERNMENT/
              HIGH GRADE                                                              GROWTH AND
         SECURITIES DIVISION                   GROWTH DIVISION                     INCOME DIVISION
----------------------------------- ----------------------------------- -----------------------------------
----------------------------------- ----------------------------------- -----------------------------------
        YEAR ENDED DECEMBER 31              YEAR ENDED DECEMBER 31              YEAR ENDED DECEMBER 31
        2004             2003               2004             2003               2004             2003
----------------------------------- ----------------------------------- -----------------------------------
----------------------------------- ----------------------------------- -----------------------------------

   $     22,293     $     17,054        $    (60,130)    $    (56,679)     $      (8,569)   $      (4,493)
         44,369           13,203              26,633          (92,249)            10,360          (35,081)

        (34,610)           3,529             579,199        1,318,088            158,580          424,552
----------------------------------- ----------------------------------- -----------------------------------
----------------------------------- ----------------------------------- -----------------------------------
         32,052           33,786             545,702        1,169,160            160,371          384,978


           (762)            (879)             (3,091)          (3,436)            (1,360)          (1,525)
         (4,318)         (64,094)           (396,932)        (306,280)          (216,402)        (172,657)

       (253,596)         411,131             203,358         (416,379)           213,732           54,229

         (1,903)         (12,982)            (10,738)         (15,205)           (15,166)         (20,109)
----------------------------------- ----------------------------------- -----------------------------------

       (260,579)         333,176            (207,403)        (741,300)           (19,196)        (140,062)
----------------------------------- ----------------------------------- -----------------------------------
----------------------------------- ----------------------------------- -----------------------------------
       (228,527)         366,963             338,299          427,860            141,175          244,916

      1,577,505        1,210,543           4,219,061        3,791,201          1,602,636        1,357,720
----------------------------------- ----------------------------------- -----------------------------------
----------------------------------- ----------------------------------- -----------------------------------
     $1,348,978       $1,577,505          $4,557,360       $4,219,061         $1,743,811       $1,602,636
=================================== =================================== ===================================


0409-0577930                                                                   7

                   American Republic Variable Annuity Account

                                                                               INTERNATIONAL DIVISION
                                                                       ------------------------------------
                                                                       ------------------------------------
                                                                               YEAR ENDED DECEMBER 31
                                                                               2004              2003
                                                                       ------------------------------------
                                                                       ------------------------------------
Increase (decrease) in net assets from operations:
   Net investment income (loss)                                            $    (13,683)    $    (15,819)
   Net realized gain (loss) on investments                                       21,738           (8,394)
   Change in unrealized appreciation/depreciation of investments
                                                                                174,373          353,876
                                                                       ------------------------------------
                                                                       ------------------------------------
Net increase (decrease) in net assets from operations                           182,428          329,663

Contract transactions:
   Administrative charges                                                        (1,480)          (1,678)
   Contract distributions and terminations                                     (124,961)        (186,699)
   Transfer payments from (to) other divisions, including the fixed
     account                                                                     30,800         (156,911)
   Actuarial adjustment in reserves for currently payable annuity
     contracts                                                                   (5,054)         (77,508)
                                                                       ------------------------------------
                                                                       ------------------------------------
Net increase (decrease) in net assets from contract transactions               (100,695)        (422,796)
                                                                       ------------------------------------
                                                                       ------------------------------------
Total increase (decrease) in net assets                                          81,733          (93,133)

Net assets at beginning of year                                               1,249,250        1,342,383
                                                                       ------------------------------------
                                                                       ------------------------------------
Net assets at end of year                                                    $1,330,983       $1,249,250
                                                                       ====================================

See accompanying notes.





8                                                                   0409-0577930

           GLOBAL BOND DIVISION              TOTAL RETURN DIVISION
   ----------------------------------------------------------------------
   ----------------------------------------------------------------------
          YEAR ENDED DECEMBER 31             YEAR ENDED DECEMBER 31
          2004             2003              2004             2003
   ----------------------------------------------------------------------
   ----------------------------------------------------------------------

        $   100,262     $     99,512     $     24,179     $     39,419
             93,058           55,425           17,554          (49,310)

            (48,378)          96,739          169,554          525,174
   ----------------------------------------------------------------------
   ----------------------------------------------------------------------
            144,942          251,676          211,287          515,283


             (1,810)          (2,099)          (2,118)          (2,477)
           (266,330)         (96,767)        (400,739)        (287,129)

           (223,279)         269,393          (34,383)        (339,378)

            (15,524)        (207,482)         (21,378)         (57,483)
   ----------------------------------------------------------------------

           (506,943)         (36,955)        (458,618)        (686,467)
   ----------------------------------------------------------------------
   ----------------------------------------------------------------------
           (362,001)         214,721         (247,331)        (171,184)

          2,401,690        2,186,969        3,112,663        3,283,847
   ----------------------------------------------------------------------
   ----------------------------------------------------------------------
         $2,039,689       $2,401,690       $2,865,332       $3,112,663
   ======================================================================


0409-0577930                                                                   9

                   American Republic Variable Annuity Account

                          Notes to Financial Statements

                                December 31, 2004


1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

ORGANIZATION

American Republic Variable Annuity Account (the Account), a unit investment trust registered under the Investment Company Act of 1940 as amended, was established by American Republic Insurance Company (the Company) and exists in accordance with the rules and regulations of the Insurance Division, Department of Commerce, of the State of Iowa. The Account is a funding vehicle for individual variable annuity contracts issued by the Company.

At the direction of eligible contract owners, the Account invests in seven investment divisions which, in turn, own shares of the following portfolios of the AllianceBernstein Variable Products Series Fund, Inc., an open-end registered investment company (mutual fund) at December 31, 2004:

   DIVISION                                               INVESTS EXCLUSIVELY IN SHARES OF
   --------------------------------------------------------------------------------------------------------
   --------------------------------------------------------------------------------------------------------

   Money Market                                           Money Market Portfolio
   U.S. Government/High Grade Securities                  U.S. Government/High Grade Securities Portfolio
   Growth                                                 Growth Portfolio
   Growth and Income                                      Growth and Income Portfolio
   International                                          International Portfolio
   Global Bond                                            Global Bond Portfolio
   Total Return                                           Total Return Portfolio

Under applicable insurance law, the assets and liabilities of the Account are clearly identified and distinguished from the Company's other assets and liabilities. The portion of the Account's assets applicable to the variable annuity contracts is not chargeable with liabilities arising out of any other business the Company may conduct.

The Company has elected to terminate sales efforts of variable annuities. As a result, the Account is no longer available to new contract owners. Existing contract owners may continue to allocate purchase payments or transfers into the Account. No purchase payments were allocated during the years ended December 31, 2004 or 2003.



0409-0577930                                                                  10

                   American Republic Variable Annuity Account

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

INVESTMENTS

Investments are stated at the closing net asset values per share of each of the respective portfolios, which value their investment securities at fair value. The average cost method is used to determine realized gains and losses and unrealized appreciation or depreciation on investments. Investment transactions are accounted for on the trade date.

Dividends and realized capital gain distributions are taken into income on an accrual basis as of the ex-dividend date and are automatically reinvested in additional shares of the underlying mutual fund.

ANNUITY RESERVES

Net assets allocated to contracts in the annuitization (payout) period are computed according to the Individual Annuity Valuation 1983 Table using an assumed interest rate of 4.0%. The mortality risk is fully borne by the Company and may result in additional amounts being transferred into the Account by the Company to cover greater longevity of annuitants than expected. Conversely, if amounts allocated exceed amounts required, transfers may be made to the Company.

USE OF ESTIMATES

The preparation of financial statements in accordance with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect amounts reported in the financial statements and accompanying notes. Such estimates and assumptions could change in the future as more information becomes known, which could impact the amounts reported and disclosed herein.

2. EXPENSES AND RELATED PARTY TRANSACTIONS

Mortality and expense risks assumed by the Company are compensated for by a charge equivalent to an annual rate of 1.40% of the total net assets of each division.

An annual contract administration charge of $30 is deducted on the last valuation date of each calendar year, upon full withdrawal of a contract's value or upon commencement of annuity payments if such withdrawal is made or annuity payments commence prior to the last valuation date of the year. A transfer charge of $10 will be imposed on each transfer

0409-0577930                                                                  11

                   American Republic Variable Annuity Account

2. EXPENSES AND RELATED PARTY TRANSACTIONS (CONTINUED)

between divisions of the account in excess of six in any one calendar year. However, the Company has waived this charge until further notice. An early withdrawal charge may be imposed in the event of withdrawal of any portion of the contract value or upon annuitization. The early withdrawal charge is 5% of the amount withdrawn for purchase payments made within five years prior to the date of withdrawal. A withdrawal transaction charge of $10 will be imposed on each withdrawal in excess of three per calendar year.

3. FEDERAL INCOME TAXES

The operations of the Account are included in the federal income tax return of the Company, which is taxed as a life insurance company under the provisions of the Internal Revenue Code (IRC). Under the current provisions of the IRC, the Company does not expect to incur federal income taxes on the earnings of the Account to the extent the earnings are credited under the contracts. Based on this, no charge is being made currently to the Account for federal income taxes. The Company will review periodically the status of this policy in the event of changes in the tax law. A charge may be made in future years for any federal income taxes that would be attributable to the contracts.

4. PURCHASES AND SALES OF INVESTMENT SECURITIES

The aggregate cost of purchases and proceeds from sales of investments by division were as follows during the year ended December 31, 2004:

                                                                            COST OF             PROCEEDS
   DIVISION                                                                PURCHASES           FROM SALES
   --------------------------------------------------------------------------------------------------------
   --------------------------------------------------------------------------------------------------------

   Money Market                                                               $101,456          $315,536
   U.S. Government/High Grade Securities                                        96,695           291,570
   Growth                                                                      214,745           482,278
   Growth and Income                                                           273,294           301,059
   International                                                                33,890           148,268
   Global Bond                                                                 217,686           578,510
   Total Return                                                                 84,324           518,763


0409-0577930                                                                  12

                   American Republic Variable Annuity Account

5. CHANGES IN UNITS OUTSTANDING

Transactions in units were as follows for each of the years ended December 31, 2004 and 2003:

                                                        Year Ended December 31

                                             2004                                    2003
                            --------------------------------------- ---------------------------------------
                                                                                                    NET
                                                          NET                                   INCREASE
   DIVISION                   PURCHASED    REDEEMED     DECREASE     PURCHASED     REDEEMED    (DECREASE)
   ---------------------------------------------------------------- ---------------------------------------

   Money Market                  $6,429      $20,143    $(13,714)       15,710        22,087      (6,377)
   U.S. Government/High
      Grade Securities              439       11,735     (11,296)       19,288         4,577      14,711
   Growth                         6,416       11,955      (5,539)        3,007        27,114     (24,107)
   Growth and Income             12,112       12,860        (748)        3,857        11,859      (8,002)
   International                  1,691        7,848      (6,157)        1,332        31,176     (29,844)
   Global Bond                    1,678       23,794     (22,116)       20,750        22,503      (1,753)
   Total Return                     602       15,413     (14,811)        3,118        27,635     (24,517)

6. UNIT VALUES

The following is a summary of units outstanding, unit values, and net assets at December 31, 2004, 2003, 2002 and 2001, and investment income ratios, expense ratios, and total return ratios for the years then ended:

                                                                                RATIO OF
                                                                                EXPENSES
                                                     NET       INVESTMENT      TO AVERAGE
                                           UNIT     ASSETS       INCOME           NET           TOTAL
            DIVISION            UNITS     VALUE     (000S)      RATIO (1)      ASSETS (2)    RETURN (3)
   --------------------------------------------------------------------------------------------------------

   Money Market (4)
      2004                       15,909    $15.38   $   245       0.67%           1.40%         (0.71)%
      2003                       29,623     15.49       459       0.54            1.40          (0.83)
      2002                       36,000     15.62       562       1.26            1.40          (0.19)
      2001                       35,577     15.65       557       2.15            1.40           0.58
   U.S. Government/High Grade Securities (4)
      2004                       57,478     23.47     1,349       2.91            1.40           2.31
      2003                       68,774     22.94     1,578       2.75            1.40           2.46
      2002                       54,063     22.39     1,211       9.03            1.40           6.92
      2001                       72,777     20.94     1,513       7.11            1.40           6.78

0409-0577930                                                                  13

                   American Republic Variable Annuity Account

6. UNIT VALUES (CONTINUED)

                                                                                RATIO OF
                                                                                EXPENSES
                                                     NET       INVESTMENT      TO AVERAGE
                                           UNIT     ASSETS       INCOME           NET           TOTAL
            DIVISION            UNITS     VALUE     (000S)      RATIO (1)      ASSETS (2)    RETURN (3)
   --------------------------------------------------------------------------------------------------------
   --------------------------------------------------------------------------------------------------------

   Growth
      2004                      117,004    $38.95    $4,557            -%         1.40%         13.13%
      2003                      122,543     34.43     4,219           -           1.40          33.19
      2002                      146,650     25.85     3,791           -           1.40         (29.08)
      2001                      181,832     36.45     6,628           -           1.40         (22.79)
   Growth and Income
      2004                       74,094     23.54     1,744        .87            1.40           9.95
      2003                       74,842     21.41     1,603       1.08            1.40          30.63
      2002                       82,844     16.39     1,358        .64            1.40         (23.12)
      2001                       97,099     21.32     2,070       1.64            1.40          (1.11)
   International
      2004                       69,518     19.15     1,331        .27            1.40          15.99
      2003                       75,675     16.51     1,249        .15            1.40          29.80
      2002                      105,519     12.72     1,342        .05            1.40         (16.48)
      2001                      120,413     15.23     1,834        .01            1.40         (22.22)
   Global Bond
      2004                       81,043     25.17     2,040       6.00            1.40           8.12
      2003                      103,159     23.28     2,402       5.83            1.40          11.65
      2002                      104,912     20.85     2,187       1.15            1.40          15.32
      2001                      132,698     18.08     2,399       -               1.40          (2.90)
   Total Return
      2004                       87,966     32.57     2,865       2.22            1.40          7.53
      2003                      102,777     30.29     3,113       2.63            1.40          17.40
      2002                      127,294     25.80     3,284       1.95            1.40         (11.83)
      2001                      151,145     29.26     4,422       4.97            1.40           3.28

   (1) These amounts represent the dividends, excluding distributions of capital gains, received by the Division, from the underlying mutual fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that result in direct reductions in the unit values. The recognition of investment income by the Division is affected by the timing of the declaration of dividends by the underlying fund in which the Divisions invest.

0409-0577930                                                                  14

                   American Republic Variable Annuity Account

6. UNIT VALUES (CONTINUED)

(2) These ratios represent the annualized contract expenses of the separate account, consisting primarily of mortality and expense risk charges, for the period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying fund are excluded.

(3) These amounts represent the total return for the period indicated, including changes in the value of the underlying fund, and reflect deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented.

(4) During 2002, the shareholders of the Brinson Series Trust (Brinson) voted to merge their Money Market and Strategic Fixed Income Portfolios into the Money Market and U.S. Government/High Grade Securities Portfolios, respectively, of the AllianceBernstein Variable Products Series Fund, Inc. (Alliance). Effective with the mergers of the underlying mutual funds, all assets of the Strategic Fixed Income Division were transferred to the U.S. Government/High Grade Securities Division and the Strategic Fixed Income Division of the Account ceased to exist. Information presented for the periods prior to the mergers has not been restated.